FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Dec. 31, 2013
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	December 31, 2013
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$9	$—	$—	$9
Cash deposits and other	1,029	—	—	1,029
Marketable securities:
Auction rate securities	—	—	18	18
Equity securities	70	—	—	70
Structured investment vehicles	—	89	—	89
Other	29	—	1	30
Derivatives:
Liability derivatives - mainly options and forward contracts	—	(17)	—	(17)
Interest rate and cross - currency swaps (liabilities)	—	(436)	—	(436)
Asset derivatives - mainly options and forward contracts	—	28	—	28
Interest rate swaps (assets)	—	2	—	2
Contingent consideration *	—	—	(366)	(366)

Total	$1,137	$(334)	$(347)	$456

	December 31, 2012
	(U.S. $ in millions)
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$331	$—	$—	$331
Cash deposits and other	2,548	—	—	2,548
Marketable securities:
Auction rate securities	—	—	32	32
Equity securities	72	—	—	72
Structured investment vehicles	—	100	—	100
Other	5	—	1	6
Derivatives:
Liability derivatives - mainly options and forward contracts	—	(29)	—	(29)
Interest rate and cross-currency swaps (liabilities)	—	(109)	—	(109)
Asset derivatives - mainly options and forward contracts	—	20	—	20
Interest rate swaps (assets)	—	4	—	4
Contingent consideration *	—	—	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

The fair value of the financial instruments that are presented on a basis other than fair value is presented in the below table:
	Estimated fair value*
	December 31,
	2013	2012

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(8,656)	$(10,494)
Senior notes and convertible senior debentures included under short-term liabilities	(1,308)	(2,870)

Fair value at the end of the period	$(9,964)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2013	2012

	(U.S. $ in millions)
Carrying value as of January 1	$(98)	$(139)
Amount realized	(16)	(10)
Contingent consideration in connection with Cephalon acquisition	(12)	40
Contingent consideration in connection with MicroDose acquisition	(232)	-
Contingent consideration in connection with the sale of our animal health unit	8	-
Net change to fair value:
Included in earnings - finance expense - net	1	4
Included in other comprehensive income (loss)	2	7

Carrying value as of December 31	$(347)	$(98)